Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

Classification	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period
	(In thousands)
Deferred tax assets valuation allowances
Year ended December 31, 2011	42,579	794	—	43,373
Year ended December 31, 2012	43,373	12,132	7,554	47,951
Year ended December 31, 2013	47,951	9,909	1,224	56,636
Accounts receivable allowances
Year ended December 31, 2011	409	38	282	164
Year ended December 31, 2012	164	117	91	190
Year ended December 31, 2013	190	95	154	131
Warranty accrual
Year ended December 31, 2011	150	35	—	185
Year ended December 31, 2012	185	24	104	105
Year ended December 31, 2013	105	44	40	109